Property & Equipment, Intangible Assets, and Software Development Costs (Tables)	3 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment and software development costs

	March 31, 2026	December 31, 2025

Computers and equipment	$102,125	$102,125
Furniture	11,258	11,258
Accumulated depreciation	(107,616)	(106,713)
Total property and equipment, net	$5,767	$6,670

Domain name	$3,947	$3,947
Patents	31,541	23,596
Accumulated amortization	(2,413)	(1,758)
Total intangible assets, net	$33,075	$25,785

Software development costs	$9,729,556	$9,429,985
Accumulated amortization	(8,055,703)	(7,821,166)
Total software development costs, net	$1,673,853	$1,608,819